Derivative Liability and Far Value Measurement (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019
Derivative liability	$ 664,562	$ 0
Fair Value, Inputs, Level 3 [Member]
Derivative liability	664,562	0
Fair Value, Inputs, Level 1 [Member]
Derivative liability	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative liability	$ 0	$ 0